Consolidated Statement of Financial Position - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Assets
Cash and deposits with financial institutions	[1]	$ 90,312	$ 65,895
Precious metals		937	543
Trading assets
Securities		107,612	103,547
Loans	[2],[3]	7,544	7,811
Other		2,712	1,796
Total trading assets		117,868	113,154
Securities purchased under resale agreements and securities borrowed		199,325	175,313
Derivative financial instruments		51,340	55,699
Investment securities		118,237	110,008
Loans
Residential mortgages		344,182	349,279
Personal loans		104,170	99,431
Credit cards		17,109	14,518
Business and government		291,822	287,107
Loans and receivables gross	[4]	757,283	750,335
Allowance for credit losses		6,372	5,348
Loans and receivables		750,911	744,987
Other
Customers' liability under acceptances, net of allowance	[4],[5]	18,628	19,494
Property and equipment	[6]	5,642	5,700
Investments in associates		1,925	2,633
Goodwill and other intangible assets		17,193	16,833
Deferred tax assets		3,530	1,903
Other assets		34,941	37,256
Other Assets		81,859	83,819
Total assets		1,410,789	1,349,418
Deposits
Personal		288,617	265,892
Business and government		612,267	597,617
Financial institutions		51,449	52,672
Deposits	[7]	952,333	916,181
Financial instruments designated at fair value through profit or loss		26,779	22,421
Other
Acceptances		18,718	19,525
Obligations related to securities sold short		36,403	40,449
Derivative financial instruments		58,660	65,900
Obligations related to securities sold under repurchase agreements and securities lent		160,007	139,025
Subordinated debentures		9,693	8,469
Other liabilities		69,529	62,699
Other Liabilities		353,010	336,067
Total liabilities		1,332,122	1,274,669
Equity
Retained earnings		55,746	53,761
Accumulated other comprehensive income (loss)		(6,918)	(7,166)
Other reserves		(84)	(152)
Total common equity		68,853	65,150
Total equity attributable to equity holders of the Bank		76,928	73,225
Non-controlling interests in subsidiaries		1,739	1,524
Total equity		78,667	74,749
Total liabilities and equity		1,410,789	1,349,418
Common shares [member]
Equity
Common shares		20,109	18,707
Total equity		20,109	18,707
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 8,075	$ 8,075

[1]	Net of allowances of $7 (2022 – $4).
[2]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[3]	Loans are primarily denominated in U.S. dollars.
[4]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[5]	0.6% of acceptances reside outside Canada (October 31, 2022 – 0.4%).
[6]	Includes $38 (2022 – $36) of investment property.
[7]	Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).